Description of Business, Organization, and Basis of Presentation (Detail Textual)		1 Months Ended		12 Months Ended
	Jul. 11, 2018 $ / shares shares	Mar. 27, 2018 shares	Sep. 30, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 $ / shares	Dec. 31, 2014 CNY (¥)	Jan. 08, 2014 $ / shares
Description of Business, Organization, and Basis of Presentation (Textual)
Ordinary shares exchanged for ordinary shares of parent company		1,230,434,040
Total issued and outstanding shares				1
Shares issued, par value per share | (per share)					$ 0.0001		$ 0.0001		$ 0.0001
Total shares issued upon transferred	1,230,434,040			1,230,434,041
Cash and cash equivalents of structured funds | ¥				¥ 1,073,209,525		¥ 2,457,242,507
Ordinary share [Member]
Description of Business, Organization, and Basis of Presentation (Textual)
Total issued and outstanding shares	1,230,434,041
Shares issued, par value per share | $ / shares	$ 0.0001
Shenzhen Taotaojin Internet Financial Services Company Limited [Member]
Description of Business, Organization, and Basis of Presentation (Textual)
Registered capital | ¥								¥ 50,000,000
Amount of consideration paid | ¥			¥ 215,000,000
Recognized pre-tax gain on sale | ¥			¥ 2,336,201
Sincere Fame International Limited [Member]
Description of Business, Organization, and Basis of Presentation (Textual)
Ordinary shares exchanged for ordinary shares of parent company		1,230,434,040